INCOME TAX (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 129,642	$ 83,355	$ 137,742
Withholding tax on dividend paid by subsidiaries	3,019
Total	22,205	14,386	14,238
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Expected income tax expense at statutory tax rate in the PRC	32,410	20,838	34,436
Effect of different tax rates in various jurisdictions	(521)	2,627	2,109
Effect of preferential tax treatment	(11,678)	(10,650)	(12,296)
Effect of non-taxable income	(284)	0	(4,985)
Effect of additional deductible research and development expenses	(4,260)	(2,385)	(4,716)
Effect of non-deductible expenses	3,046	4,608	5,569
Effect of change in tax rate	(4,801)	(4,835)	(6,613)
Change in valuation allowance	2,359	3,964	540
Tax rate differential on deferred tax items	0	2,056	(587)
Withholding tax on dividend paid by subsidiaries	4,784	(2,799)	1,252
Others	$ 1,150	$ 962	$ (471)